Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of the estimated fair values of the warrants measured
December 31,
2021
Stock price at time of issuance	$0.283 - 1.602
Exercise price	$3.00
Expected term	2 - 5 years
Expected average volatility	75 - 95%
Expected dividend yield	0
Risk-free interest rate	0.16 - 1.08%

December 31,
2021
Expected term	5.5 - 10 years
Exercise price	$5.00 - $10.56
Expected average volatility	70 - 79%
Expected dividend yield	0
Risk-free interest rate	1.10 - 1.51%

Schedule of activity during the year ended
	Warrants	Weighted-Average	Weighted-Average
	Outstanding	Exercise Price	Life (years)
Balance as of January 1, 2021	-	$-	-
Issuances	3,855,000	3.08	2.13
Exercised	-	-	-
Expiry	-	-	-
Balance as of December 31, 2021	3,855,000	$3.08	1.60

	Stock Options	Weighted-Average	Weighted-Average
	Outstanding	Exercise Price	Life (years)
Balance as of January 1, 2021	-	$-	-
Grants	1,504,650	5.10	10.00
Exercised	-	-	-
Expiry	-	-	-
Balance as of December 31, 2021	1,504,650	$5.10	9.85

Exercisable as of December 31, 2021	895,144	$5.10	9.86